Note 10 - Segmented Information - Geographic Segmentation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total assets	$ 53,280	$ 61,662
UNITED STATES
Total assets	39,169	38,323
CANADA
Total assets	13,327	22,501
Other [Member]
Total assets	$ 784	$ 838